AMERICAN FUNDS FUNDAMENTAL INVESTORS®
AMERICAN FUNDS FUNDAMENTAL INVESTORS®
Investment objective
The fund’s investment objective is to achieve long-term growth of capital and income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 28 of the prospectus and on page 66 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN FUNDS FUNDAMENTAL INVESTORS®	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class 529-T	Class T	Class F-1	Class 529-F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		5.75%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS FUNDAMENTAL INVESTORS®	Class A		Class C	Class T		Class F-1	Class F-2	Class F-3		Class 529-A		Class 529-C	Class 529-E	Class 529-T		Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	0.24%		0.24%	0.24%		0.24%	0.24%	0.24%		0.24%		0.24%	0.24%	0.24%		0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25%	[1]	1.00%	0.25%		0.25%	none	none		0.23%	[1]	0.99%	0.50%	0.25%		none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.11%		0.16%	0.16%	[2]	0.18%	0.17%	0.07%	[2]	0.21%		0.22%	0.17%	0.21%	[2]	0.21%	0.17%	0.41%	0.25%	0.21%	0.16%	0.20%	0.11%	0.06%
Total annual fund operating expenses	0.60%		1.40%	0.65%		0.67%	0.41%	0.31%		0.68%		1.45%	0.91%	0.70%		0.45%	1.41%	1.40%	1.09%	0.95%	0.65%	0.44%	0.35%	0.30%
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN FUNDS FUNDAMENTAL INVESTORS® - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 633	$ 243	$ 315	$ 68	$ 42	$ 32	$ 640	$ 248	$ 93	$ 320	$ 46	$ 144	$ 143	$ 111	$ 97	$ 66	$ 45	$ 36	$ 31
3 years	756	443	453	214	132	100	780	459	290	468	144	446	443	347	303	208	141	113	97
5 years	891	766	603	373	230	174	932	792	504	630	252	771	766	601	525	362	246	197	169
10 years	$ 1,282	$ 1,680	$ 1,040	$ 835	$ 518	$ 393	$ 1,373	$ 1,735	$ 1,120	$ 1,099	$ 567	$ 1,691	$ 1,680	$ 1,329	$ 1,166	$ 810	$ 555	$ 443	$ 381

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMERICAN FUNDS FUNDAMENTAL INVESTORS® - USD ($)	Class C	Class 529-C
1 year	$ 143	$ 148
3 years	443	459
5 years	766	792
10 years	$ 1,680	$ 1,735

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI World Index reflects certain market sectors in which the fund may invest. The Lipper Growth and Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were: Highest 17.14% (quarter ended June 30, 2009) Lowest -23.34% (quarter ended December 31, 2008)
Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
Average Annual Returns - AMERICAN FUNDS FUNDAMENTAL INVESTORS®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	16.27%	14.15%	7.41%	12.45%	Aug. 01, 1978
Class C	C Before taxes	21.37%	14.59%	7.18%	7.97%	Mar. 15, 2001
Class F-1	F-1 Before taxes	23.27%	15.43%	8.00%	8.49%	Mar. 15, 2001
Class F-2	F-2 Before taxes	23.57%	15.75%		10.22%	Aug. 01, 2008
Class 529-A	529-A Before taxes	16.18%	14.05%	7.33%	8.95%	Feb. 15, 2002
Class 529-C	529-C Before taxes	21.32%	14.52%	7.11%	8.79%	Feb. 15, 2002
Class 529-E	529-E Before taxes	22.97%	15.14%	7.68%	8.70%	Mar. 07, 2002
Class 529-F-1	529-F-1 Before taxes	23.53%	15.66%	8.19%	11.50%	Sep. 23, 2002
Class R-1	R-1 Before taxes	22.37%	14.59%	7.19%	8.89%	Jun. 19, 2002
Class R-2	R-2 Before taxes	22.39%	14.63%	7.20%	8.50%	May 21, 2002
Class R-2E	R-2E Before taxes	22.74%			11.48%	Aug. 29, 2014
Class R-3	R-3 Before taxes	22.93%	15.11%	7.68%	9.20%	Jun. 04, 2002
Class R-4	R-4 Before taxes	23.30%	15.46%	8.01%	11.09%	Jul. 25, 2002
Class R-5E	R–5E Before taxes	23.54%			15.84%	Nov. 20, 2015
Class R-5	R-5 Before taxes	23.68%	15.81%	8.33%	9.59%	May 15, 2002
Class R-6	R-6 Before taxes	23.72%	15.87%		15.85%	May 01, 2009
After Taxes on Distributions | Class A	A After taxes on distributions	14.22%	12.56%	6.51%
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	10.83%	11.09%	5.84%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	8.50%	11.76%	Aug. 01, 1978
MSCI® World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	MSCI® World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.40%	11.64%	5.03%	9.68%	Aug. 01, 1978
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	19.02%	12.18%	6.42%	10.69%	Aug. 01, 1978

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.